Investment Strategy	Oct. 31, 2026
EA Bridgeway Aggressive Investors ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests in a portfolio of common stocks of companies of any size that are listed on the New York Stock Exchange, NYSE American, and Nasdaq. The Fund’s sub-adviser, Bridgeway Capital Management, LLC (the “Sub-Adviser”), selects stocks for the Fund using a statistical approach to identify stocks with a lower probability of price decline over the long term, though the stock price may be more volatile in the short-term. The Sub-Adviser generally selects companies to provide strong portfolio exposure to Quality (e.g., high profit margins and stable earnings), Value (e.g., low valuation multiples), and Sentiment (e.g., positive estimate revisions or price momentum) factors. The Fund may also use aggressive investment techniques such as:
•investing up to 10% of its total assets in a single company,
•investing in foreign companies (i.e., companies based in a country other than the United States or that derive a majority of their revenue from activities outside of the United States), and
•short-term trading (buying and selling the same security in less than a three month timeframe).
The Sub-Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Sub-Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Sub-Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Sub-Adviser.
Although the Fund seeks investments across a number of sectors, from time to time the Fund may have significant positions in particular sectors.
EA Bridgeway Select Small-Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests in a portfolio of small-cap stocks that are listed on the New York Stock Exchange, NYSE American, and Nasdaq. Bridgeway Capital Management, LLC (the “Sub-Adviser”) selects stocks within the small-cap value category for the Fund using a statistical approach. Value stocks are those the Sub-Adviser believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow. The Sub-Adviser generally selects companies to provide strong portfolio exposure to Quality (e.g., high profit margins and stable earnings), Value (e.g., low valuation multiples), and Sentiment (e.g., positive estimate revisions or price momentum) factors.
The Sub-Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Sub-Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Sub-Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Sub-Adviser.
Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in equity securities of small-cap companies with value characteristics. For purposes of the Fund's 80% policy, the Fund defines small-cap companies with value characteristics based on their market capitalization and earnings-to-price and book-to-market ratios.
Although the Fund seeks investments across a number of sectors, from time to time the Fund may have significant positions in particular sectors.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in equity securities of small-cap companies with value characteristics. For purposes of the Fund's 80% policy, the Fund defines small-cap companies with value characteristics based on their market capitalization and earnings-to-price and book-to-market ratios.

EA Bridgeway Ultra-Small Company Market ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests in a portfolio of common stocks of ultra-small companies selected by the Fund’s sub-adviser, Bridgeway Capital Management, LLC (the “Sub-Adviser”).
The Sub-Adviser generally seeks to construct a portfolio with similar sector and size composition as the universe of the smallest 10% of U.S.-listed stocks. However, the Sub-Adviser may exclude companies that it views as likely to underperform the ultra-small company market universe.
The Sub-Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Sub-Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Sub-Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Sub-Adviser. ESG information for ultra-small companies may be limited, although the Sub-Adviser’s investment process incorporates this information when available.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in ultra-small companies. For purposes of the Fund’s 80% policy, the Fund defines ultra-small companies to be those with a market capitalization of less than $1 billion.
Although the Fund seeks investments across a number of sectors, from time to time the Fund may have significant positions in particular sectors.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in ultra-small companies. For purposes of the Fund’s 80% policy, the Fund defines ultra-small companies to be those with a market capitalization of less than $1 billion.

EA Bridgeway Blue Chip ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) sub-advised by Bridgeway Capital Management, LLC (the “Sub-Adviser”) that seeks to achieve its investment objective by investing primarily in blue-chip stocks, and through some income almost exclusively derived from dividends paid by companies held in the Fund’s portfolio.
The Sub-Adviser selects stocks within the blue-chip category using a model-driven statistical approach. The statistical approach was developed utilizing academic theory and incorporates logic, data, and evidence. Securities in the blue-chip category are selected by the proprietary model that primarily uses market capitalization ranking to establish a portfolio with reasonable industry diversification as determined by the Sub-Adviser and excluding any tobacco companies. This process typically results in a portfolio of approximately 35 securities. At times, however, the Fund may hold more or fewer stocks as a result of corporate actions such as spin-offs or mergers and acquisitions. Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning, the Fund may have significant positions in particular sectors.
The Sub-Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information as a consideration in the ongoing assessment of all potential portfolio securities. The Sub-Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Sub-Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Sub-Adviser.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in blue-chip stocks as determined. For the purposes of the Fund’s 80% rule, the Fund defines “blue-chip stocks” to be stocks that are issued by the largest 150 U.S. companies as defined by market capitalization. These stocks tend to be well-known and established companies. As of June 30, 2026, the stocks in this group generally had a market capitalization of more than $77 billion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in blue-chip stocks as determined. For the purposes of the Fund’s 80% rule, the Fund defines “blue-chip stocks” to be stocks that are issued by the largest 150 U.S. companies as defined by market capitalization. These stocks tend to be well-known and established companies. As of June 30, 2026, the stocks in this group generally had a market capitalization of more than $77 billion.
EA Bridgeway Omni Small-Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) sub-advised by Bridgeway Capital Management, LLC (the “Sub-Adviser”) and does not seek to replicate the performance of a specified index. The Fund seeks to achieve its investment objective by investing primarily in a broad and diverse group of small-cap stocks that the Sub-Adviser determines are value stocks.
The Sub-Adviser selects value stocks as those it determines are priced cheaply relative to some financial measures of worth (“value measures”), such as the ratio of price to book, price to earnings, price to sales, or price to cash flow. Small-cap securities are selected by relative ranking on value measures to establish a broad and diverse portfolio, as determined by the Sub-Adviser’s statistical, evidence-based approach. The Sub-Adviser’s statistical, evidence-based approach is derived from research and academic theory using market and financial data from multiple decades to identify the types of securities and portfolio construction rules that the Sub-Adviser expects to generate higher returns relative to the overall U.S. equity market over the long-term. The Sub-Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio subject to risk constraints, such as limiting maximum position size to address security-specific risk and limiting environmental, social and governance (“ESG”) risks. This means that a security’s weight in the Fund’s portfolio at the time of purchase is roughly proportional to its market capitalization relative to the other securities in the portfolio.
The Sub-Adviser’s investment process incorporates material ESG information as a consideration in the ongoing assessment of potential portfolio securities. The Sub-Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks as it relates to the universe of small-cap value stocks identified by the Sub-Adviser’s statistical, evidence-based approach. The Sub-Adviser has determined through statistical analysis that certain lower ESG ratings (e.g., industry-adjusted overall scores) may represent ESG risk and, thus result in the Sub-Adviser reducing the weighting. As with any consideration used in assessing portfolio securities, the Sub-Adviser may, at times, utilize ESG information, when available, to increase the weighting of an issuer with a good ESG record (e.g., a higher rating) or decrease the weighting of an issuer with a poor ESG record (e.g., a lower rating). However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Sub-Adviser. In addition, the Sub-Adviser may increase the weighting above the position size suggested by market capitalization or decrease the weighting below the position size suggested by market capitalization by proprietary amounts determined by the Sub-Adviser through statistical research.
Use of the term “omni” in the name refers to the fact that the Fund intends to invest in a broad and diverse group of small-cap value stocks generally ranging between 600 to 700 issuers that approximately reflect the risk and return of all small-cap value stocks as a whole.
Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions and portfolio positioning to reflect a profile of a universe of stocks, the Fund may have significant positions in particular sectors. For example, the Sub-Adviser’s investment process has resulted (in recent years) in the Fund having a significant allocation to companies in the financials sector because those companies have tended to meet the Sub-Adviser’s criteria for investment as a value stock.
Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in equity securities, which includes securities such as warrants and rights, of small-cap companies with value characteristics. For the purpose of the Fund’s 80% policy, the Fund defines small-cap companies with value characteristics based on their market capitalization and earnings-to-price and book-to-market ratios.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in equity securities, which includes securities such as warrants and rights, of small-cap companies with value characteristics. For the purpose of the Fund’s 80% policy, the Fund defines small-cap companies with value characteristics based on their market capitalization and earnings-to-price and book-to-market ratios.